Dividends	12 Months Ended
Sep. 30, 2020
Other Liabilities Disclosure [Abstract]
Dividends
Note 20 — Dividends
The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2020, 2019 and 2018:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date

August 5, 2020	$0.3275	September 30, 2020	$43,084	October 23, 2020
May 7, 2020	$0.3275	June 30, 2020	$43,568	July 24, 2020
February 4, 2020	$0.3275	March 31, 2020	$43,723	April 24, 2020
November 12, 2019	$0.285	December 31, 2019	$38,357	January 24, 2020

August 7, 2019	$0.285	September 30, 2019	$38,413	October 25, 2019
May 14, 2019	$0.285	June 28, 2019	$38,730	July 19, 2019
February 5, 2019	$0.285	March 29, 2019	$39,084	April 19, 2019
November 8, 2018	$0.250	December 31, 2018	$34,755	January 18, 2019

July 31, 2018	$0.250	September 28, 2018	$35,046	October 19, 2018
May 10, 2018	$0.250	June 29, 2018	$35,363	July 20, 2018
January 30, 2018	$0.250	March 30, 2018	$35,637	April 20, 2018
November 8, 2017	$0.220	December 29, 2017	$31,556	January 19, 2018

The amounts payable as a result of the August 5, 2020, August 7, 2019 and July 31, 2018 declarations were included in accrued expenses and other current liabilities as of September 30, 2020, 2019 and 2018, respectively.
On November 10, 2020, the Company’s Board of Directors approved quarterly dividend payment of $0.3275 per share, and set December 31, 2020 as the record date for determining the shareholders entitled to receive the dividend, which is payable on January 22, 2021.
On November 10, 2020, the Company’s Board

of Directors also approved, subject to shareholder
approval at the January 2021
 annual general meeting of shareholders, an increase in the quarterly cash dividend to $
0.36
per share, anticipated to be paid in
April 2021
.